Finance costs	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Finance costs

7.	Finance costs

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

Interest on loans from directors	284,369	2,213,330	-	-
Interest on bank loans	253,431	1,972,532	2,645,713	2,863,104
Interest on loans from related companies	203,952	1,587,422	1,950,246	2,285,985
Interest on lease liabilities	505,161	3,931,817	5,594,836	6,300,014

	1,246,913	9,705,101	10,190,795	11,449,103